Loans and Borrowings - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 469	$ 492
Secured bank loans received current	57	63
Motor Vehicles Held For Leasing [Member]
Disclosure Of Detailed Information Of Loans And Borrowings [Line Items]
Property, plant and equipment	$ 244	$ 242